Schedule of Investments(a)
July 31, 2019
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–51.43%
Aerospace & Defense–0.77%
Bombardier, Inc. (Canada),
8.75%, 12/01/2021(b)	$138,000	$150,938
5.75%, 03/15/2022(b)	173,000	177,541
6.13%, 01/15/2023(b)	516,000	525,030
7.50%, 03/15/2025(b)	862,000	879,779
7.88%, 04/15/2027(b)	253,000	256,795
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	801,000	819,022
TransDigm, Inc.,
6.50%, 07/15/2024	245,000	252,656
6.50%, 05/15/2025	150,000	155,063
6.25%, 03/15/2026(b)	833,000	875,691
Triumph Group, Inc.,
5.25%, 06/01/2022	350,000	347,375
7.75%, 08/15/2025	800,000	804,000
		5,243,890
Agricultural & Farm Machinery–0.14%
Titan International, Inc., 6.50%, 11/30/2023	1,100,000	965,250
Agricultural Products–0.06%
Kernel Holding S.A. (Ukraine), REGS, 8.75%, 01/31/2022(b)	350,000	373,177
Airlines–0.07%
Air Canada (Canada), 7.75%, 04/15/2021(b)	425,000	457,776
Alternative Carriers–0.31%
CenturyLink, Inc.,
Series S, 6.45%, 06/15/2021	535,000	562,445
Series Y, 7.50%, 04/01/2024	677,000	742,798
Level 3 Financing, Inc.,
5.38%, 05/01/2025	496,000	512,120
5.25%, 03/15/2026	277,000	289,119
		2,106,482
Aluminum–0.04%
Novelis Corp., 6.25%, 08/15/2024(b)	284,000	298,206
Apparel Retail–0.19%
L Brands, Inc.,
5.63%, 02/15/2022	396,000	417,483
6.88%, 11/01/2035	270,000	241,650
6.75%, 07/01/2036	30,000	26,475
Michaels Stores, Inc., 8.00%, 07/15/2027(b)	627,000	608,974
		1,294,582
Principal Amount		Value
Apparel, Accessories & Luxury Goods–0.06%
William Carter Co. (The), 5.63%, 03/15/2027(b)	$414,000	$435,735
Asset Management & Custody Banks–0.11%
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/2023(b)	414,000	435,735
Regionalcare Hospital Partners Holdings, Inc., 8.25%, 05/01/2023(b)	300,000	319,598
		755,333
Auto Parts & Equipment–0.12%
Dana, Inc., 5.50%, 12/15/2024	520,000	525,200
Flexi-Van Leasing, Inc., 10.00%, 02/15/2023(b)	281,000	269,760
		794,960
Automobile Manufacturers–0.23%
Ford Motor Credit Co. LLC, 5.60%, 01/07/2022	461,000	486,623
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	1,072,000	1,098,800
		1,585,423
Automotive Retail–0.29%
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/2024(b)	126,000	130,095
Lithia Motors, Inc., 5.25%, 08/01/2025(b)	177,000	183,416
Murphy Oil USA, Inc., 5.63%, 05/01/2027	590,000	619,500
Penske Automotive Group, Inc., 5.50%, 05/15/2026	1,018,000	1,057,448
		1,990,459
Broadcasting–0.41%
AMC Networks, Inc.,
5.00%, 04/01/2024	565,000	581,074
4.75%, 08/01/2025	286,000	292,078
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/2024(b)	715,000	777,562
Gray Television, Inc., 7.00%, 05/15/2027(b)	249,000	272,966
Nexstar Broadcasting, Inc., 5.63%, 08/01/2024(b)	492,000	512,295
TV Azteca, S.A.B. de C.V. (Mexico), REGS, 8.25%, 08/09/2024(b)	350,000	347,375
		2,783,350
Building Products–0.09%
Masonite International Corp., 5.38%, 02/01/2028(b)	190,000	195,375

See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Building Products–(continued)
Standard Industries, Inc., 6.00%, 10/15/2025(b)	$384,000	$403,680
		599,055
Cable & Satellite–2.05%
Altice Financing S.A. (Luxembourg),
6.63%, 02/15/2023(b)	400,000	413,500
7.50%, 05/15/2026(b)	600,000	630,000
Altice Luxembourg S.A. (Luxembourg),
7.75%, 05/15/2022(b)	200,000	204,750
10.50%, 05/15/2027(b)	410,000	435,112
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 09/01/2023	510,000	521,475
5.75%, 02/15/2026(b)	2,005,000	2,117,200
CSC Holdings, LLC,
7.75%, 07/15/2025(b)	340,000	366,350
10.88%, 10/15/2025(b)	700,000	798,661
5.50%, 05/15/2026(b)	415,000	434,713
6.50%, 02/01/2029(b)	727,000	802,881
DISH DBS Corp.,
7.88%, 09/01/2019	725,000	728,625
5.88%, 11/15/2024	2,145,000	1,996,191
Intelsat Jackson Holdings S.A. (Luxembourg),
5.50%, 08/01/2023	923,000	854,929
8.00%, 02/15/2024(b)	175,000	182,236
8.50%, 10/15/2024(b)	404,000	405,050
9.75%, 07/15/2025(b)	81,000	84,240
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), 5.50%, 03/01/2028(b)	200,000	203,400
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), 5.00%, 01/15/2025(b)	700,000	725,690
UPC Holding B.V. (Netherlands), 5.50%, 01/15/2028(b)	200,000	204,500
UPCB Finance IV Ltd. (Netherlands), 5.38%, 01/15/2025(b)	200,000	206,000
Virgin Media Finance PLC (United Kingdom), 6.00%, 10/15/2024(b)	400,000	417,000
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 08/15/2026(b)	200,000	209,500
VTR Finance B.V. (Chile), 6.88%, 01/15/2024(b)	539,000	558,539
Ziggo B.V. (Netherlands), 5.50%, 01/15/2027(b)	400,000	410,500
		13,911,042
Casinos & Gaming–0.66%
Boyd Gaming Corp.,
6.38%, 04/01/2026	278,000	294,333
6.00%, 08/15/2026	180,000	188,775
Cirsa Finance International S.a.r.l (Spain), 7.88%, 12/20/2023(b)	200,000	212,053
Principal Amount		Value
Casinos & Gaming–(continued)
Codere Finance 2 (Luxembourg) S.A. (Spain), 7.63%, 11/01/2021(b)	$200,000	$199,742
Melco Resorts Finance Ltd. (Hong Kong), 5.63%, 07/17/2027(b)	256,000	264,819
MGM China Holdings Ltd. (Macau), 5.88%, 05/15/2026(b)	206,000	216,300
MGM Resorts International,
6.63%, 12/15/2021	45,000	48,830
7.75%, 03/15/2022	150,000	167,955
4.63%, 09/01/2026	1,242,000	1,279,260
Scientific Games International, Inc., 10.00%, 12/01/2022	383,000	400,721
Studio City Finance Ltd. (Macau), 7.25%, 02/11/2024(b)	447,000	473,820
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)	684,000	719,055
		4,465,663
Coal & Consumable Fuels–0.16%
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	1,101,000	1,095,440
Commodity Chemicals–0.18%
Koppers, Inc., 6.00%, 02/15/2025(b)	506,000	480,700
Nufarm Australia Ltd./Nufarm Americas, Inc. (Australia), 5.75%, 04/30/2026(b)	247,000	234,650
Olin Corp., 5.63%, 08/01/2029	521,000	535,979
		1,251,329
Communications Equipment–0.27%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	790,000	722,850
Hughes Satellite Systems Corp.,
7.63%, 06/15/2021	357,000	384,175
5.25%, 08/01/2026	686,000	729,389
		1,836,414
Construction & Engineering–0.10%
William Lyon Homes, Inc.,
6.00%, 09/01/2023	116,000	117,450
6.63%, 07/15/2027(b)	533,000	533,000
		650,450
Consumer Finance–0.51%
Ally Financial, Inc.,
8.00%, 03/15/2020	280,000	289,450
5.13%, 09/30/2024	1,100,000	1,207,250
Navient Corp.,
8.00%, 03/25/2020	705,000	728,794
7.25%, 01/25/2022	230,000	250,987
7.25%, 09/25/2023	925,000	1,012,875
		3,489,356
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Copper–0.37%
First Quantum Minerals Ltd. (Zambia), 7.50%, 04/01/2025(b)	$833,000	$818,422
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	1,010,000	979,700
Taseko Mines Ltd. (Canada), 8.75%, 06/15/2022(b)	746,000	722,688
		2,520,810
Data Processing & Outsourced Services–0.01%
First Data Corp., 5.00%, 01/15/2024(b)	60,000	61,470
Diversified Banks–4.81%
Barclays Bank PLC (United Kingdom), 7.63%, 11/21/2022	200,000	219,900
Credit Agricole S.A. (France), REGS, 8.13%(b)(c)	447,000	519,079
Royal Bank of Canada (Canada),
6.78%, 09/09/2019(b)	13,000,000	13,043,924
Series 1, 12.51%, 09/09/2019(b)	18,000,000	18,115,544
Royal Bank of Scotland Group PLC (The) (United Kingdom), 6.13%, 12/15/2022	285,000	306,550
Societe Generale S.A. (France), REGS, 7.38%(b)(c)	246,000	256,762
Standard Chartered PLC (United Kingdom), REGS, 7.50%(b)(c)	207,000	219,834
		32,681,593
Diversified Capital Markets–2.66%
Credit Suisse AG (Switzerland), 15.70%, 08/14/2019(b)	18,000,000	18,073,846
Diversified Chemicals–0.08%
Chemours Co. (The), 7.00%, 05/15/2025	220,000	216,341
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 09/01/2025(b)	354,000	336,742
		553,083
Diversified Metals & Mining–0.21%
Hudbay Minerals, Inc. (Canada), 7.63%, 01/15/2025(b)	587,000	611,226
Teck Resources Ltd. (Canada), 6.13%, 10/01/2035	390,000	446,635
Vedanta Resources Ltd. (India), 6.38%, 07/30/2022(b)	350,000	349,650
		1,407,511
Diversified REITs–2.71%
Colony Capital, Inc.,
Conv., 3.88%, 01/15/2021	31,000	30,535
5.00%, 04/15/2023	258,000	250,577
Morgan Stanley Finance LLC, Series 5, 7.35%, 08/27/2019	18,000,000	18,150,478
		18,431,590
Principal Amount		Value
Diversified Support Services–0.07%
IAA Spinco, Inc., 5.50%, 06/15/2027(b)	$431,000	$451,742
Electric Utilities–0.40%
Duke Energy Corp.,
5.13%, 01/15/2073	23,700	600,795
5.63%, 09/15/2078	19,300	527,469
NextEra Energy Capital Holdings, Inc.,
Pfd., 5.00%, 01/15/2073	25,900	654,493
Series K, Investment Units, 5.25%, 06/01/2076	34,500	938,745
		2,721,502
Electrical Components & Equipment–0.10%
EnerSys, 5.00%, 04/30/2023(b)	693,000	710,325
Electronic Equipment & Instruments–0.11%
Itron, Inc., 5.00%, 01/15/2026(b)	443,000	453,521
MTS Systems Corp., 5.75%, 08/15/2027(b)	290,000	298,700
		752,221
Environmental & Facilities Services–0.39%
Core & Main L.P., 6.13%, 08/15/2025(b)	775,000	802,125
GFL Environmental, Inc. (Canada), 7.00%, 06/01/2026(b)	1,381,000	1,429,335
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	381,000	391,477
		2,622,937
Fertilizers & Agricultural Chemicals–0.07%
OCI N.V. (Netherlands), 6.63%, 04/15/2023(b)	460,000	480,700
Financial Exchanges & Data–0.03%
MSCI, Inc., 5.25%, 11/15/2024(b)	185,000	191,420
Food Distributors–0.09%
US Foods, Inc., 5.88%, 06/15/2024(b)	568,000	584,330
Food Retail–0.18%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
6.63%, 06/15/2024	737,000	772,007
7.50%, 03/15/2026(b)	380,000	420,613
		1,192,620
Forest Products–0.06%
Norbord, Inc. (Canada), 5.75%, 07/15/2027(b)	425,000	430,313
Gas Utilities–0.33%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	360,000	383,400
Ferrellgas L.P./Ferrellgas Finance Corp.,
6.50%, 05/01/2021	550,000	486,750
6.75%, 06/15/2023	109,000	94,830
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Gas Utilities–(continued)
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.50%, 06/01/2024	$1,222,000	$1,252,550
		2,217,530
Health Care Equipment–0.12%
Hill-Rom Holdings, Inc., 5.00%, 02/15/2025(b)	695,000	721,931
Teleflex, Inc., 4.88%, 06/01/2026	56,000	58,520
		780,451
Health Care Facilities–1.07%
Acadia Healthcare Co., Inc., 6.50%, 03/01/2024	575,000	592,250
Community Health Systems, Inc.,
6.25%, 03/31/2023	738,000	709,403
8.00%, 03/15/2026(b)	373,000	358,546
Encompass Health Corp., 5.75%, 09/15/2025	540,000	564,300
HCA, Inc.,
7.50%, 02/15/2022	116,000	128,725
5.38%, 02/01/2025	270,000	292,669
5.25%, 04/15/2025	749,000	826,990
5.88%, 02/15/2026	790,000	876,900
5.38%, 09/01/2026	169,000	183,365
5.50%, 06/15/2047	878,000	949,430
Tenet Healthcare Corp.,
6.00%, 10/01/2020	100,000	103,250
8.13%, 04/01/2022	350,000	374,938
6.75%, 06/15/2023	1,235,000	1,275,137
		7,235,903
Health Care REITs–0.14%
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	936,000	968,760
Health Care Services–0.73%
Eagle Holding Co. II, LLC, 8.38% PIK Rate, 7.63% Cash Rate, 7.63%, 05/15/2022(b)(d)	612,000	618,120
Envision Healthcare Corp., 8.75%, 10/15/2026(b)	223,000	155,542
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	581,000	559,939
MEDNAX, Inc., 6.25%, 01/15/2027(b)	836,000	831,820
MPH Acquisition Holdings LLC, 7.13%, 06/01/2024(b)	1,084,000	1,056,857
Polaris Intermediate Corp., 9.25% PIK Rate, 8.50% Cash Rate, 8.50%, 12/01/2022(b)(d)	697,000	649,952
Select Medical Corp., 6.25%, 08/15/2026(b)	170,000	172,975
Surgery Center Holdings, Inc.,
6.75%, 07/01/2025(b)	171,000	152,618
10.00%, 04/15/2027(b)	365,000	361,350
Principal Amount		Value
Health Care Services–(continued)
Team Health Holdings, Inc., 6.38%, 02/01/2025(b)	$465,000	$381,300
		4,940,473
Home Improvement Retail–0.11%
Hillman Group, Inc. (The), 6.38%, 07/15/2022(b)	808,000	743,602
Homebuilding–0.53%
Beazer Homes USA, Inc.,
8.75%, 03/15/2022	538,000	559,288
6.75%, 03/15/2025	395,000	392,531
5.88%, 10/15/2027	72,000	66,240
KB Home, 8.00%, 03/15/2020	199,000	204,970
Lennar Corp.,
8.38%, 01/15/2021	50,000	53,875
5.38%, 10/01/2022	702,000	751,140
5.25%, 06/01/2026	255,000	271,945
Meritage Homes Corp.,
7.15%, 04/15/2020	65,000	66,869
6.00%, 06/01/2025	216,000	235,980
Taylor Morrison Communities, Inc., 5.75%, 01/15/2028(b)	358,000	371,425
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(b)	569,000	600,295
		3,574,558
Household Products–0.32%
Reynolds Group Issuer, Inc./LLC,
5.13%, 07/15/2023(b)	41,000	41,820
7.00%, 07/15/2024(b)	1,288,000	1,332,275
Spectrum Brands, Inc., 5.75%, 07/15/2025	785,000	817,146
		2,191,241
Independent Power Producers & Energy Traders–0.32%
AES Corp. (The), 5.50%, 04/15/2025	279,000	290,160
Calpine Corp.,
5.38%, 01/15/2023	384,000	387,840
5.50%, 02/01/2024	400,000	401,500
NRG Energy, Inc.,
7.25%, 05/15/2026	200,000	216,674
6.63%, 01/15/2027	463,000	495,382
5.25%, 06/15/2029(b)	340,000	358,632
		2,150,188
Industrial Machinery–0.32%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	963,000	893,182
EnPro Industries, Inc., 5.75%, 10/15/2026	477,000	493,695
Mueller Industries, Inc., 6.00%, 03/01/2027	780,000	782,925
		2,169,802
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Integrated Oil & Gas–0.27%
Parsley Energy, LLC/Parsley Finance Corp.,
6.25%, 06/01/2024(b)	$411,000	$426,926
5.63%, 10/15/2027(b)	743,000	770,863
Petrobras Global Finance B.V. (Brazil), 5.75%, 02/01/2029	591,000	637,098
		1,834,887
Integrated Telecommunication Services–0.50%
Altice France S.A. (France),
6.25%, 05/15/2024(b)	272,000	281,860
7.38%, 05/01/2026(b)	600,000	636,120
Cincinnati Bell, Inc.,
7.00%, 07/15/2024(b)	502,000	431,720
8.00%, 10/15/2025(b)	72,000	60,300
CommScope, Inc.,
6.00%, 03/01/2026(b)	300,000	304,785
8.25%, 03/01/2027(b)	443,000	438,016
Frontier Communications Corp.,
10.50%, 09/15/2022	940,000	592,200
11.00%, 09/15/2025	378,000	221,130
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	47,000	49,595
7.20%, 07/18/2036	355,000	397,600
		3,413,326
Interactive Media & Services–0.14%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	112,000	114,660
Diamond Sports Group LLC / Diamond Sports Finance Co.,
5.38%, 08/15/2026(b)	478,000	486,962
6.63%, 08/15/2027(b)	371,000	381,203
		982,825
Investment Banking & Brokerage–2.05%
GS Finance Corp., 6.30%, 08/14/2019	14,000,000	13,915,672
Leisure Products–0.04%
Mattel, Inc., 6.75%, 12/31/2025(b)	286,000	301,378
Managed Health Care–0.20%
Centene Corp., 5.38%, 06/01/2026(b)	276,000	292,215
Molina Healthcare, Inc., 4.88%, 06/15/2025(b)	392,000	396,410
WellCare Health Plans, Inc.,
5.25%, 04/01/2025	420,000	437,413
5.38%, 08/15/2026(b)	238,000	252,311
		1,378,349
Metal & Glass Containers–0.21%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), 6.00%, 02/15/2025(b)	600,000	621,000
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(b)	405,000	367,537
Principal Amount		Value
Metal & Glass Containers–(continued)
Trivium Packaging Finance B.V. (Netherlands),
5.50%, 08/15/2026(b)	$206,000	$212,953
8.50%, 08/15/2027(b)	204,000	215,220
		1,416,710
Movies & Entertainment–0.32%
AMC Entertainment Holdings, Inc., 5.75%, 06/15/2025	935,000	886,780
Netflix, Inc.,
5.75%, 03/01/2024	423,000	459,484
5.88%, 11/15/2028	722,000	793,297
		2,139,561
Multi-line Insurance–0.01%
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 02/15/2024(b)	94,000	100,756
Multi-Utilities–0.37%
Algonquin Power & Utilities Corp. (Canada), 6.88%, 10/17/2078	11,900	329,154
Dominion Energy, Inc., Series A, Investment Units, 5.25%, 07/30/2076	34,500	903,210
DTE Energy Co.,
Series B, Investment Units, 5.38%, 06/01/2076	17,200	454,424
Series F, Investment Units, 6.00%, 12/15/2076	15,100	426,424
Series E, Investment Units, 5.25%, 12/01/2077	14,100	376,752
		2,489,964
Office REITs–0.05%
Office Properties Income Trust, 5.88%, 05/01/2046	11,900	312,613
Oil & Gas Drilling–0.43%
Diamond Offshore Drilling, Inc., 4.88%, 11/01/2043	192,000	121,920
Ensign Drilling, Inc. (Canada), 9.25%, 04/15/2024(b)	351,000	343,980
Noble Holding International Ltd., 7.75%, 01/15/2024	881,000	689,383
Precision Drilling Corp. (Canada),
6.50%, 12/15/2021	43,442	43,007
7.75%, 12/15/2023	25,000	25,250
5.25%, 11/15/2024	560,000	512,400
Transocean, Inc., 7.50%, 04/15/2031	647,000	537,010
Valaris PLC, 7.75%, 02/01/2026	874,000	642,390
		2,915,340
Oil & Gas Equipment & Services–0.31%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 01/15/2028(b)	893,000	838,304
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Oil & Gas Equipment & Services–(continued)
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.00%, 10/01/2022	$510,000	$518,287
Calfrac Holdings L.P. (Canada), 8.50%, 06/15/2026(b)	312,000	212,160
McDermott Technology Americas Inc. / McDermott Technology US Inc., 10.63%, 05/01/2024(b)	250,000	206,405
SESI, L.L.C., 7.13%, 12/15/2021	487,000	357,945
		2,133,101
Oil & Gas Exploration & Production–1.86%
Antero Resources Corp., 5.00%, 03/01/2025	610,000	548,890
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 04/01/2022(b)	614,000	609,395
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp., 6.88%, 02/01/2025	828,000	770,040
California Resources Corp., 8.00%, 12/15/2022(b)	601,000	423,705
Callon Petroleum Co.,
6.13%, 10/01/2024	849,000	834,159
6.38%, 07/01/2026	189,000	185,220
Centennial Resource Production, LLC, 6.88%, 04/01/2027(b)	811,000	794,780
Denbury Resources, Inc.,
9.00%, 05/15/2021(b)	300,000	284,250
5.50%, 05/01/2022	198,000	103,950
EP Energy LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/2024(b)	611,000	407,843
Genesis Energy L.P./Genesis Energy Finance Corp., 6.25%, 05/15/2026	728,000	721,630
Gulfport Energy Corp.,
6.63%, 05/01/2023	230,000	193,775
6.00%, 10/15/2024	616,000	477,338
Jagged Peak Energy LLC, 5.88%, 05/01/2026	742,000	708,610
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026(b)	563,000	585,520
Oasis Petroleum, Inc., 6.88%, 01/15/2023	997,000	985,784
QEP Resources, Inc., 5.63%, 03/01/2026	438,000	377,775
SM Energy Co.,
6.13%, 11/15/2022	457,000	449,003
6.63%, 01/15/2027	324,000	283,905
Southwestern Energy Co.,
7.50%, 04/01/2026	463,000	407,440
7.75%, 10/01/2027	327,000	285,412
Tullow Oil PLC (Ghana), 7.00%, 03/01/2025(b)	295,000	297,581
Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
Whiting Petroleum Corp.,
6.25%, 04/01/2023	$710,000	$699,350
6.63%, 01/15/2026	150,000	142,125
WPX Energy, Inc.,
5.25%, 09/15/2024	869,000	877,690
5.75%, 06/01/2026	150,000	154,688
		12,609,858
Oil & Gas Refining & Marketing–0.29%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.63%, 01/15/2022	75,000	72,375
NuStar Logistics, L.P., 6.00%, 06/01/2026	648,000	685,260
Parkland Fuel Corp. (Canada), 6.00%, 04/01/2026(b)	595,000	616,569
Sunoco L.P./Sunoco Finance Corp.,
4.88%, 01/15/2023	385,000	392,584
6.00%, 04/15/2027	200,000	211,250
		1,978,038
Oil & Gas Storage & Transportation–0.34%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 09/15/2024	350,000	338,625
Energy Transfer Operating, L.P., Series A, 6.25%(c)	242,000	228,625
Plains All American Pipeline, L.P., Series B, 6.13%	351,000	339,059
SemGroup Corp., 6.38%, 03/15/2025	535,000	516,275
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.,
5.13%, 02/01/2025	642,000	664,598
5.88%, 04/15/2026	227,000	240,552
		2,327,734
Other Diversified Financial Services–0.36%
eG Global Finance PLC (United Kingdom), 6.75%, 02/07/2025(b)	406,000	409,045
Lions Gate Capital Holdings LLC, 6.38%, 02/01/2024(b)	823,000	865,179
LPL Holdings, Inc., 5.75%, 09/15/2025(b)	390,000	404,625
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/2025(b)	632,000	654,910
VFH Parent LLC/Orchestra Co-Issuer, Inc., 6.75%, 06/15/2022(b)	101,000	104,030
		2,437,789
Packaged Foods & Meats–0.30%
B&G Foods, Inc., 5.25%, 04/01/2025	486,000	485,392
JBS Investments GmbH, 7.25%, 04/03/2024(b)	590,000	613,600
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 01/15/2030(b)	589,000	589,442
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Packaged Foods & Meats–(continued)
TreeHouse Foods, Inc., 6.00%, 02/15/2024(b)	$357,000	$370,388
		2,058,822
Paper Products–0.21%
Mercer International, Inc. (Germany),
7.75%, 12/01/2022	24,000	24,690
6.50%, 02/01/2024	476,000	482,545
5.50%, 01/15/2026	163,000	157,091
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	720,000	738,000
		1,402,326
Pharmaceuticals–0.70%
Bausch Health Americas, Inc., 9.25%, 04/01/2026(b)	301,000	337,120
Bausch Health Cos., Inc.,
5.88%, 05/15/2023(b)	62,000	62,679
6.13%, 04/15/2025(b)	500,000	512,975
5.50%, 11/01/2025(b)	307,000	320,431
9.00%, 12/15/2025(b)	1,329,000	1,489,078
5.75%, 08/15/2027(b)	126,000	132,930
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 07/15/2023(b)	750,000	480,000
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(b)	675,000	670,781
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	325,000	295,750
Teva Pharmaceutical Finance IV, B.V. (Israel), 3.65%, 11/10/2021	450,000	430,313
		4,732,057
Publishing–0.16%
Meredith Corp., 6.88%, 02/01/2026	1,036,000	1,100,750
Railroads–0.13%
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	972,000	882,090
Restaurants–0.22%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.00%, 10/15/2025(b)	1,023,000	1,046,018
IRB Holding Corp., 6.75%, 02/15/2026(b)	482,000	480,795
		1,526,813
Security & Alarm Services–0.09%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	572,000	583,440
Principal Amount		Value
Sovereign Debt–16.14%
Abu Dhabi Government International Bond (United Arab Emirates),
3.13%, 10/11/2027	$700,000	$727,346
4.13%, 10/11/2047	700,000	778,127
REGS, 3.13%, 10/11/2027(b)	200,000	207,813
4.13%, 10/11/2047(b)	200,000	222,322
Angolan Government International Bond (Angola),
REGS, 9.50%, 11/12/2025(b)	800,000	928,968
8.25%, 05/09/2028(b)	900,000	960,083
9.38%, 05/08/2048(b)	700,000	774,637
Argentine Republic Government International Bond (Argentina),
4.63%, 01/11/2023	1,000,000	840,010
7.50%, 04/22/2026	950,000	816,525
6.88%, 01/26/2027	1,100,000	913,687
Bahrain Government International Bond (Bahrain),
REGS, 6.75%, 09/20/2029(b)	700,000	780,132
6.00%, 09/19/2044(b)	200,000	197,895
7.50%, 09/20/2047(b)	1,000,000	1,140,155
6.00%, 09/19/2044	800,000	791,580
Brazilian Government International Bond (Brazil),
8.25%, 01/20/2034	625,000	864,850
5.63%, 01/07/2041	900,000	1,003,608
5.63%, 02/21/2047	900,000	1,004,728
Chile Government International Bond (Chile),
3.13%, 01/21/2026	900,000	939,937
3.24%, 02/06/2028	900,000	944,896
3.86%, 06/21/2047	900,000	978,750
China Government International Bond (China),
REGS, 2.63%, 11/02/2027(b)	800,000	811,844
3.50%, 10/19/2028(b)	900,000	978,139
4.00%, 10/19/2048(b)	800,000	895,500
Colombia Government International Bond (Colombia),
7.38%, 09/18/2037	700,000	968,632
6.13%, 01/18/2041	800,000	1,003,008
5.63%, 02/26/2044	800,000	961,800
Costa Rica Government International Bond (Costa Rica),
REGS, 5.63%, 04/30/2043(b)	1,100,000	983,411
7.00%, 04/04/2044(b)	1,000,000	1,028,760
7.16%, 03/12/2045(b)	800,000	831,008
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Sovereign Debt–(continued)
Croatia Government International Bond (Croatia),
5.50%, 04/04/2023	$1,000,000	$1,102,186
REGS, 5.50%, 04/04/2023(b)	200,000	220,437
6.00%, 01/26/2024(b)	1,300,000	1,486,122
Dominican Republic International Bond (Dominican Repubic),
REGS, 7.45%, 04/30/2044(b)	725,000	858,226
6.85%, 01/27/2045(b)	850,000	952,008
6.50%, 02/15/2048(b)	950,000	1,027,197
Ecuador Government International Bond (Ecuador),
REGS, 9.65%, 12/13/2026(b)	800,000	864,000
9.63%, 06/02/2027(b)	800,000	858,000
8.88%, 10/23/2027(b)	1,000,000	1,035,000
Egypt Government International Bond (Egypt),
8.50%, 01/31/2047	600,000	656,441
8.70%, 03/01/2049(b)	900,000	986,431
REGS, 8.50%, 01/31/2047(b)	200,000	218,814
7.90%, 02/21/2048(b)	1,000,000	1,042,137
El Salvador Government International Bond (El Salvador),
8.25%, 04/10/2032	100,000	113,876
7.65%, 06/15/2035	730,000	796,620
REGS, 8.25%, 04/10/2032(b)	697,000	797,194
7.65%, 06/15/2035(b)	200,000	218,252
7.63%, 02/01/2041(b)	800,000	868,008
Emirate of Dubai Government International Bonds (United Arab Emirates), REGS, 5.25%, 01/30/2043(b)	800,000	885,596
Hungary Government International Bond (Hungary),
5.75%, 11/22/2023	750,000	846,373
5.38%, 03/25/2024	810,000	908,577
7.63%, 03/29/2041	610,000	969,226
Indonesia Government International Bond (Indonesia),
8.50%, 10/12/2035	550,000	836,004
6.63%, 02/17/2037	600,000	789,442
7.75%, 01/17/2038	550,000	804,004
REGS, 8.50%, 10/12/2035(b)	100,000	152,001
6.63%, 02/17/2037(b)	100,000	131,574
7.75%, 01/17/2038(b)	100,000	146,183
Principal Amount		Value
Sovereign Debt–(continued)
Jordan Government International Bond (Jordan),
REGS, 6.13%, 01/29/2026(b)	$800,000	$842,643
5.75%, 01/31/2027(b)	200,000	205,333
7.38%, 10/10/2047(b)	200,000	213,213
5.75%, 01/31/2027	800,000	821,334
7.38%, 10/10/2047	600,000	639,638
Kazakhstan Government International Bond (Kazakhstan),
REGS, 5.13%, 07/21/2025(b)	750,000	845,911
4.88%, 10/14/2044(b)	200,000	231,605
6.50%, 07/21/2045(b)	700,000	974,373
4.88%, 10/14/2044	650,000	752,716
Kenya Government International Bond (Kenya),
REGS, 6.88%, 06/24/2024(b)	700,000	753,970
7.25%, 02/28/2028(b)	700,000	730,973
8.25%, 02/28/2048(b)	1,100,000	1,148,246
Lebanon Government International Bond (Lebanon),
6.40%, 05/26/2023	1,000,000	832,580
6.75%, 11/29/2027	833,000	643,597
REGS, 6.65%, 04/22/2024(b)	1,000,000	817,500
6.75%, 11/29/2027(b)	200,000	154,525
Mexico Government International Bond (Mexico),
Series A, 6.05%, 01/11/2040	812,000	977,453
4.60%, 01/23/2046	1,050,000	1,062,348
5.75%, 10/12/2110	850,000	925,446
Mongolia Government International Bond (Mongolia),
REGS, 5.13%, 12/05/2022(b)	900,000	909,272
5.63%, 05/01/2023(b)	700,000	715,042
8.75%, 03/09/2024(b)	800,000	908,177
Nigeria Government International Bond (Nigeria),
7.70%, 02/23/2038	800,000	827,682
REGS, 7.70%, 02/23/2038(b)	200,000	206,920
7.63%, 11/28/2047(b)	800,000	807,232
9.25%, 01/21/2049(b)	700,000	802,056
Oman Government International Bond (Oman),
REGS, 5.63%, 01/17/2028(b)	800,000	792,920
6.50%, 03/08/2047(b)	200,000	185,490
6.75%, 01/17/2048(b)	200,000	188,877
6.50%, 03/08/2047	800,000	741,959
6.75%, 01/17/2048	800,000	755,509
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Sovereign Debt–(continued)
Pakistan Government International Bond (Pakistan),
REGS, 8.25%, 04/15/2024(b)	$800,000	$897,000
8.25%, 09/30/2025(b)	200,000	224,500
6.88%, 12/05/2027(b)	1,000,000	1,042,500
8.25%, 09/30/2025	610,000	684,725
Panama Government International Bond (Panama),
7.13%, 01/29/2026	750,000	938,445
8.88%, 09/30/2027	669,000	946,976
3.88%, 03/17/2028	800,000	857,508
Paraguay Government International Bond (Paraguay),
REGS, 5.00%, 04/15/2026(b)	800,000	878,008
6.10%, 08/11/2044(b)	800,000	969,008
5.60%, 03/13/2048(b)	900,000	1,033,875
Peruvian Government International Bond (Peru),
4.13%, 08/25/2027	800,000	890,008
8.75%, 11/21/2033	621,000	1,015,335
5.63%, 11/18/2050	702,000	977,542
Philippine Government International Bond (Philippines),
7.75%, 01/14/2031	600,000	888,389
6.38%, 01/15/2032	740,000	1,003,923
6.38%, 10/23/2034	650,000	912,118
Qatar Government International Bond (Qatar),
6.40%, 01/20/2040	500,000	704,998
6.40%, 01/20/2040	200,000	281,999
REGS, 6.40%, 01/20/2040(b)	100,000	141,000
5.75%, 01/20/2042(b)	725,000	960,216
5.10%, 04/23/2048(b)	700,000	843,206
Republic of Poland Government International Bond (Poland),
3.00%, 03/17/2023	824,000	846,454
4.00%, 01/22/2024	795,000	855,028
3.25%, 04/06/2026	904,000	952,562
Republic of South Africa Government International Bond (South Africa),
6.25%, 03/08/2041	900,000	983,659
5.38%, 07/24/2044	850,000	834,173
6.30%, 06/22/2048	900,000	967,612
Romanian Government International Bond (Romania),
REGS, 4.88%, 01/22/2024(b)	852,000	920,505
6.13%, 01/22/2044(b)	730,000	928,735
5.13%, 06/15/2048(b)	850,000	946,687
Russian Foreign Bond (Russia),
REGS, 5.63%, 04/04/2042(b)	800,000	947,850
5.88%, 09/16/2043(b)	800,000	981,410
Principal Amount		Value
Sovereign Debt–(continued)
Russian Foreign Bond - Eurobond (Russia), REGS, 5.25%, 06/23/2047(b)	$800,000	$898,912
Saudi Government International Bond (Saudi Arabia),
4.50%, 10/26/2046	700,000	742,210
4.63%, 10/04/2047	800,000	859,510
REGS, 4.50%, 10/26/2046(b)	200,000	212,060
4.63%, 10/04/2047(b)	200,000	214,877
5.00%, 04/17/2049(b)	800,000	909,765
Slovenia Government International Bond (Slovenia),
5.25%, 02/18/2024	1,000,000	1,124,063
REGS, 5.25%, 02/18/2024(b)	200,000	224,813
Sri Lanka Government International Bond (Sri Lanka),
REGS, 6.13%, 06/03/2025(b)	850,000	835,965
6.83%, 07/18/2026(b)	850,000	863,842
7.85%, 03/14/2029(b)	850,000	885,014
Trinidad & Tobago Government International Bond (Trinidad),
REGS, 4.38%, 01/16/2024(b)	1,200,000	1,230,000
4.50%, 08/04/2026(b)	1,500,000	1,517,265
Turkey Government International Bond (Turkey),
8.00%, 02/14/2034	810,000	876,443
6.88%, 03/17/2036	848,000	832,944
7.25%, 03/05/2038	900,000	916,958
Ukraine Government International Bond (Ukraine),
7.75%, 09/01/2025	700,000	741,979
4.50%, 09/01/2026	800,000	846,928
REGS, 7.75%, 09/01/2025(b)	250,000	264,993
7.75%, 09/01/2026(b)	100,000	105,866
7.75%, 09/01/2027(b)	900,000	952,816
		109,575,797
Specialized Consumer Services–0.19%
ServiceMaster Co., LLC (The),
5.13%, 11/15/2024(b)	942,000	977,052
7.45%, 08/15/2027	254,000	280,670
		1,257,722
Specialized REITs–0.44%
Equinix, Inc., 5.88%, 01/15/2026	595,000	633,306
Iron Mountain US Holdings, Inc., 5.38%, 06/01/2026(b)	653,000	662,795
Iron Mountain, Inc.,
6.00%, 08/15/2023	203,000	207,444
5.75%, 08/15/2024	115,000	116,115
5.25%, 03/15/2028(b)	173,000	174,730
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(b)	865,000	696,325
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Specialized REITs–(continued)
SBA Communications Corp.,
4.88%, 07/15/2022	$79,000	$79,989
4.88%, 09/01/2024	400,000	412,948
		2,983,652
Specialty Chemicals–0.14%
Element Solutions Inc., 5.88%, 12/01/2025(b)	444,000	453,990
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	458,000	471,740
		925,730
Steel–0.23%
AK Steel Corp., 7.63%, 10/01/2021	250,000	249,687
Cleveland-Cliffs, Inc., 5.75%, 03/01/2025	574,000	584,332
United States Steel Corp., 6.88%, 08/15/2025	762,000	744,855
		1,578,874
Technology Hardware, Storage & Peripherals–0.10%
Dell International LLC/EMC Corp., 7.13%, 06/15/2024(b)	620,000	655,659
Textiles–0.10%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(b)	739,000	698,355
Trading Companies & Distributors–0.34%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)	400,000	426,000
BMC East, LLC, 5.50%, 10/01/2024(b)	576,000	589,841
H&E Equipment Services, Inc., 5.63%, 09/01/2025	213,000	219,656
United Rentals North America, Inc.,
5.88%, 09/15/2026	400,000	427,000
6.50%, 12/15/2026	325,000	352,528
5.50%, 05/15/2027	85,000	89,012
5.25%, 01/15/2030	231,000	236,874
		2,340,911
Trucking–0.06%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
6.38%, 04/01/2024(b)	200,000	210,000
5.25%, 03/15/2025(b)	180,000	182,475
		392,475
Wireless Telecommunication Services–0.97%
Digicel Group One Ltd. (Jamaica), 8.25%, 12/30/2022(b)	207,000	127,434
Digicel Group Two Ltd. (Jamaica), 8.25%, 09/30/2022(b)	196,000	41,160
Intelsat Connect Finance S.A. (Luxembourg), 9.50%, 02/15/2023(b)	267,000	240,887
Principal Amount		Value
Wireless Telecommunication Services–(continued)
Oztel Holdings SPC Ltd. (Oman), 5.63%, 10/24/2023(b)	$382,000	$396,759
Sprint Capital Corp., 8.75%, 03/15/2032	267,000	332,749
Sprint Communications, Inc., 11.50%, 11/15/2021	235,000	276,125
Sprint Corp.,
7.25%, 09/15/2021	1,104,000	1,188,180
7.88%, 09/15/2023	1,608,000	1,790,910
7.63%, 02/15/2025	84,000	93,243
7.63%, 03/01/2026	211,000	236,326
T-Mobile USA, Inc.,
6.38%, 03/01/2025	350,000	363,562
6.50%, 01/15/2026	1,409,000	1,503,685
		6,591,020
Total U.S. Dollar Denominated Bonds & Notes (Cost $342,194,603)		349,198,287
Shares
Preferred Stocks–20.31%
Alternative Carriers–0.55%
Qwest Corp., 6.50%, Pfd.	43,100	1,061,984
Qwest Corp., 6.75%, Pfd.	43,100	1,097,326
Qwest Corp., 6.13%, Pfd.	16,800	401,688
Qwest Corp., 6.88%, Pfd.	19,700	504,320
Qwest Corp., 6.63%, Pfd.	25,900	664,335
		3,729,653
Asset Management & Custody Banks–1.05%
Affiliated Managers Group, Inc., 5.88%, Pfd.	11,100	293,817
Apollo Global Management LLC, 6.38%, Series A, Pfd.	11,400	297,768
Apollo Global Management LLC, 6.38%, Series B, Pfd.	11,600	311,460
Apollo Investment Corp., 6.88%, Pfd.	5,300	133,560
Ares Management Corp., 7.00%, Series A, Pfd.	11,900	317,730
Brightsphere Investment Group, Inc., 5.13%, Pfd.	5,400	131,490
Carlyle Group L.P. (The), 5.88%, Series A, Pfd.	17,100	428,355
KKR & Co., Inc., 6.75%, Series A, Pfd.	10,300	275,422
KKR & Co., Inc., 6.50%, Series B, Pfd.	10,300	277,173
Legg Mason, Inc., 6.38%, Pfd.	9,500	256,975
Legg Mason, Inc., 5.45%, Pfd.	19,900	513,619
Northern Trust Corp., 5.85%, Series C, Pfd.	16,200	410,184
Oaktree Capital Group, LLC, 6.63%, Series A, Pfd.	8,000	214,560
Oaktree Capital Group, LLC, 6.55%, Series B, Pfd.	9,300	249,333
Prospect Capital Corp., 6.25%, Pfd.	9,500	245,955
State Street Corp., 5.35%, Series G, Pfd.	25,600	687,360
State Street Corp., 5.25%, Series C, Pfd.	11,600	293,364
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Asset Management & Custody Banks–(continued)
State Street Corp., 5.90%, Series D, Pfd.	25,900	$695,415
State Street Corp., 6.00%, Series E, Pfd.	43,100	1,099,912
		7,133,452
Automobile Manufacturers–0.13%
Ford Motor Co., 6.20%, Pfd.	32,300	876,622
Consumer Finance–0.60%
Capital One Financial Corp., 5.20%, Series G, Pfd.	40,900	1,052,357
Capital One Financial Corp., 6.00%, Series H, Pfd.	40,900	1,096,938
Capital One Financial Corp., 6.00%, Series B, Pfd.	15,200	387,600
Capital One Financial Corp., 6.25%, Series C, Pfd.	12,300	313,773
Capital One Financial Corp., 6.70%, Series D, Pfd.	19,400	496,252
Capital One Financial Corp., 6.20%, Series F, Pfd.	17,100	445,284
Navient Corp., 6.00%, Pfd.	12,200	264,374
		4,056,578
Diversified Banks–5.45%
Bank of America Corp., 6.20%, Series CC, Pfd.	52,200	1,376,514
Bank of America Corp., 6.00%, Series EE, Pfd.	48,200	1,284,048
Bank of America Corp., 6.00%, Series GG, Pfd.	51,700	1,390,730
Bank of America Corp., 5.88%, Series HH, Pfd.	45,200	1,215,428
Bank of America Corp., 6.63%, Series W, Pfd.	42,700	1,081,164
Bank of America Corp., 6.50%, Series Y, Pfd.	57,400	1,489,530
Bank of America Corp., 5.38%, Series KK, Pfd.	64,600	1,656,344
Bank of New York Mellon Corp. (The), 5.20%, Pfd.	22,600	575,396
Citigroup, Inc., 6.30%, Series S, Pfd.	40,600	1,076,306
Citigroup, Inc., 7.13%, Series J, Pfd.	43,100	1,224,471
Citigroup, Inc., 6.88%, Series K, Pfd.	62,400	1,778,400
JPMorgan Chase & Co., 5.45%, Series P, Pfd.	7,000	182,910
JPMorgan Chase & Co., 6.30%, Series W, Pfd.	12,300	313,158
JPMorgan Chase & Co., 6.13%, Series Y, Pfd.	52,800	1,375,968
JPMorgan Chase & Co., 6.10%, Series AA, Pfd.	76,500	2,022,660
JPMorgan Chase & Co., 6.15%, Series BB, Pfd.	81,900	2,182,635
JPMorgan Chase & Co., 5.75%, Series DD, Pfd.	80,800	2,238,968
JPMorgan Chase & Co., 6.00%, Series EE, Pfd.	78,600	2,185,866
Shares		Value
Diversified Banks–(continued)
US Bancorp, 5.50%, Series K, Pfd.	20,900	$549,879
US Bancorp, 6.50%, Series F, Pfd.	68,900	1,861,678
Wells Fargo & Co., 5.70%, Series W, Pfd.	26,600	701,708
Wells Fargo & Co., 5.50%, Series X, Pfd.	72,200	1,856,262
Wells Fargo & Co., 5.63%, Series Y, Pfd.	38,800	1,021,216
Wells Fargo & Co., 5.20%, Pfd.	63,600	1,627,524
Wells Fargo & Co., 5.13%, Series O, Pfd.	56,000	1,429,120
Wells Fargo & Co., 5.25%, Series P, Pfd.	19,100	488,960
Wells Fargo & Co., 5.85%, Series Q, Pfd.	24,700	646,646
Wells Fargo & Co., 6.63%, Series R, Pfd.	24,700	706,914
Wells Fargo & Co., 6.00%, Series T, Pfd.	34,500	883,545
Wells Fargo & Co., 6.00%, Series V, Pfd.	22,500	586,800
		37,010,748
Diversified Capital Markets–0.31%
Deutsche Bank Contingent Capital Trust V, 8.05%, Pfd.	83,600	2,118,424
Diversified REITs–0.28%
PS Business Parks, Inc., 5.20%, Series W, Pfd.	11,100	279,165
PS Business Parks, Inc., 5.25%, Series X, Pfd.	8,100	208,818
PS Business Parks, Inc., 5.20%, Series Y, Pfd.	8,200	209,018
PS Business Parks, Inc., 5.75%, Series U, Pfd.	8,900	230,421
VEREIT, Inc., 6.70%, Series F, Pfd.	38,988	998,873
		1,926,295
Electric Utilities–1.43%
Alabama Power Co., 5.00%, Series A, Pfd.	11,600	302,644
Duke Energy Corp., 5.75%, Series A, Pfd.	43,100	1,191,715
Entergy Arkansas LLC, 4.88%, Pfd.	17,100	452,466
Entergy Arkansas LLC, 4.90%, Pfd.	8,800	239,712
Entergy Louisiana, LLC, 4.88%, Pfd.	17,100	445,626
Entergy Louisiana, LLC, 5.25%, Pfd.	10,500	273,525
Entergy Mississippi, Inc., 4.90%, Pfd.	13,600	359,856
Entergy Texas, Inc., 5.63%, Pfd.	7,000	191,520
Georgia Power Co., 5.00%, Series 2017A, Pfd.	12,000	314,400
Interstate Power & Light Co., 5.10%, Series D, Pfd.	9,000	232,470
NextEra Energy Capital Holdings, Inc., 5.65%, Series N, Pfd.	34,500	934,950
PPL Capital Funding, Inc., 5.90%, Series B, Pfd.	19,400	494,700
SCE Trust III, 5.75%, Series H, Pfd.	9,000	223,110
SCE Trust IV, 5.38%, Series J, Pfd.	20,300	495,726
SCE Trust V, 5.45%, Series K, Pfd.	15,500	379,595
SCE Trust VI, 5.00%, Pfd.	32,300	762,926
Southern Co. (The), 5.25%, Pfd.	40,200	1,066,104
Southern Co. (The), 5.25%, Pfd.	21,500	568,890
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Electric Utilities–(continued)
Southern Co. (The), 6.25%, Pfd.	30,100	$791,028
		9,720,963
Gas Utilities–0.04%
Spire, Inc., 5.90%, Series A, Pfd.	10,000	276,200
Health Care REITs–0.08%
Senior Housing Properties Trust, 5.63%, Pfd.	24,200	540,144
Industrial Machinery–0.11%
Stanley Black & Decker, Inc., 5.75%, Investment Units	28,700	743,330
Integrated Telecommunication Services–0.37%
AT&T, Inc., 5.35%, Pfd.	57,000	1,535,010
AT&T, Inc., 5.63%, Pfd.	35,600	970,812
		2,505,822
Internet & Direct Marketing Retail–0.13%
eBay, Inc., 6.00%, Pfd.	32,300	874,038
Investment Banking & Brokerage–1.47%
Charles Schwab Corp. (The), 5.95%, Series D, Pfd.	35,600	961,200
Charles Schwab Corp. (The), 6.00%, Series C, Pfd.	21,300	575,952
Goldman Sachs Group, Inc. (The), 6.30%, Series N, Pfd.	42,200	1,147,418
Goldman Sachs Group, Inc. (The), 5.50%, Series J, Pfd.	19,400	505,758
Goldman Sachs Group, Inc. (The), 6.38%, Series K, Pfd.	43,100	1,230,074
Morgan Stanley, 5.85%, Series K, Pfd.	54,900	1,508,103
Morgan Stanley, 7.13%, Series E, Pfd.	14,000	398,860
Morgan Stanley, 6.88%, Series F, Pfd.	29,100	813,927
Morgan Stanley, 6.63%, Series G, Pfd.	17,600	450,208
Morgan Stanley, 6.38%, Series I, Pfd.	64,600	1,799,756
Stifel Financial Corp., 6.25%, Series A, Pfd.	6,500	181,285
Stifel Financial Corp., 5.20%, Pfd.	9,300	238,638
Stifel Financial Corp., 6.25%, Series B, Pfd.	5,700	156,465
		9,967,644
Leisure Products–0.08%
Brunswick Corp., 6.50%, Pfd.	7,000	186,130
Brunswick Corp., 6.63%, Pfd.	4,700	125,819
Brunswick Corp., 6.38%, Pfd.	9,800	258,328
		570,277
Life & Health Insurance–1.00%
Aegon N.V., 6.38%, Pfd.	31,600	823,180
Athene Holding Ltd., 6.35%, Series A, Pfd.	37,200	1,016,304
Brighthouse Financial, Inc., 6.25%, Pfd.	14,700	402,780
Brighthouse Financial, Inc., 6.60%, Series A, Pfd.	18,400	501,216
Shares		Value
Life & Health Insurance–(continued)
MetLife, Inc., 5.63%, Series E, Pfd.	34,700	$931,695
Prudential Financial, Inc., 5.63%, Pfd.	25,800	700,728
Prudential Financial, Inc., 5.75%, Pfd.	18,500	476,745
Prudential Financial, Inc., 5.70%, Pfd.	29,700	758,538
Prudential PLC, 6.75%, Pfd.	17,100	463,923
Prudential PLC, 6.50%, Pfd.	4,300	116,186
Torchmark Corp., 6.13%, Pfd.	11,200	302,064
Unum Group, 6.25%, Pfd.	11,600	314,824
		6,808,183
Mortgage REITs–0.05%
Wells Fargo Real Estate Investment Corp., 6.38%, Series A, Pfd.	12,300	313,158
Multi-line Insurance–0.32%
American Financial Group, Inc., 6.00%, Pfd.	12,900	337,206
American Financial Group, Inc., 5.88%, Pfd.	6,000	161,460
American International Group, Inc., 5.85%, Series A, Pfd.	19,900	541,479
Hartford Financial Services Group, Inc. (The), 7.88%, Pfd.	26,000	744,380
Hartford Financial Services Group, Inc. (The), 6.00%, Series G, Pfd.	14,900	404,833
		2,189,358
Multi-Sector Holdings–0.10%
PartnerRe Ltd., 7.25%, Series H, Pfd.	24,800	673,568
Multi-Utilities–0.54%
Algonquin Power & Utilities Corp., 6.20%, Series 19-A, Pfd.	15,000	402,000
CMS Energy Corp., 5.63%, Pfd.	8,600	231,168
CMS Energy Corp., 5.88%, Pfd.	10,700	295,106
CMS Energy Corp., 5.88%, Pfd.	27,500	751,575
DTE Energy Co., 5.25%, Pfd.	5,000	127,300
Integrys Holding, Inc., 6.00%, Pfd.	17,750	471,262
NiSource, Inc., 6.50%, Series B, Pfd.	19,900	546,454
Sempra Energy, 5.75%, Pfd.	32,630	857,843
		3,682,708
Office REITs–0.22%
Boston Properties, Inc., 5.25%, Series B, Pfd.	9,000	226,440
SL Green Realty Corp., 6.50%, Series I, Pfd.	9,900	258,687
Vornado Realty Trust, 5.40%, Series L, Pfd.	39,600	999,108
		1,484,235
Office Services & Supplies–0.05%
Pitney Bowes, Inc., 6.70%, Pfd.	16,100	355,810
Oil & Gas Refining & Marketing–0.11%
NuStar Energy L.P., 8.50%, Series A, Pfd.	21,800	525,598
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Oil & Gas Refining & Marketing–(continued)
NuStar Energy L.P., 9.00%, Series C, Pfd.	7,700	$192,808
		718,406
Oil & Gas Storage & Transportation–0.42%
DCP Midstream, L.P., 7.88%, Series B, Pfd.	7,100	176,506
DCP Midstream, L.P., 7.95%, Series C, Pfd.	4,200	105,042
Enbridge, Inc., 6.38%, Series B, Pfd.	25,500	683,145
Energy Transfer Operating, L.P., 7.63%, Series D, Pfd.	17,700	434,181
Energy Transfer Operating, L.P., 7.60%, Series E, Pfd.	34,500	858,015
Energy Transfer Partners, L.P., 7.38%, Series C, Pfd.	17,400	422,820
Targa Resources Partners L.P., 9.00%, Series A, Pfd.	6,200	169,198
		2,848,907
Other Diversified Financial Services–0.09%
National Rural Utilities Cooperative Finance Corp., 5.50%, Pfd.	10,000	274,000
Voya Financial, Inc., 5.35%, Series B, Pfd.	12,200	317,200
		591,200
Property & Casualty Insurance–0.99%
Allstate Corp. (The), 5.63%, Series G, Pfd.	30,800	827,904
Allstate Corp. (The), 5.10%, Pfd.	17,900	475,424
Allstate Corp. (The), 5.63%, Series A, Pfd.	6,600	168,234
Allstate Corp. (The), 6.63%, Series E, Pfd.	30,200	770,704
Allstate Corp. (The), 6.25%, Series F, Pfd.	15,900	407,517
Arch Capital Group Ltd., 5.25%, Series E, Pfd.	17,300	425,926
Arch Capital Group Ltd., 5.45%, Series F, Pfd.	14,800	381,100
Argo Group U.S., Inc., 6.50%, Pfd.	6,800	175,236
Aspen Insurance Holdings Ltd., 5.63%, Pfd.	14,000	353,220
Aspen Insurance Holdings Ltd., 5.95%, Pfd.	9,000	245,520
Assured Guaranty Municipal Holdings, Inc., 6.25%, Pfd.	17,300	471,425
AXIS Capital Holdings Ltd., 5.50%, Series E, Pfd.	33,400	845,688
Hanover Insurance Group, Inc. (The), 6.35%, Pfd.	6,600	167,706
W. R. Berkley Corp., 5.75%, Pfd.	19,400	512,936
W. R. Berkley Corp., 5.70%, Pfd.	8,000	214,400
W. R. Berkley Corp., 5.63%, Pfd.	11,600	297,424
		6,740,364
Real Estate Operating Companies–0.02%
Brookfield Property Partners L.P., 6.50%, Series A, Pfd.	6,400	164,352
Regional Banks–2.14%
Associated Banc-Corp., 5.88%, Series E, Pfd.	4,300	115,713
Shares		Value
Regional Banks–(continued)
BB&T Corp., 5.63%, Series H, Pfd.	59,300	$1,579,159
BB&T Corp., 5.85%, Series D, Pfd.	11,300	286,455
BB&T Corp., 5.63%, Series E, Pfd.	48,200	1,224,762
BB&T Corp., 5.20%, Series G, Pfd.	14,000	353,920
BOK Financial Corp., 5.38%, Pfd.	7,100	184,671
Citizens Financial Group, Inc., 6.35%, Series D, Pfd.	11,600	319,928
Commerce Bancshares, Inc., 6.00%, Series B, Pfd.	6,900	181,884
Cullen/Frost Bankers, Inc., 5.38%, Pfd.	7,100	186,872
Fifth Third Bancorp, 6.63%, Series I, Pfd.	17,900	504,243
First Horizon National Corp., 6.20%, Series A, Pfd.	4,500	119,115
First Republic Bank, 5.50%, Series G, Pfd.	5,600	144,032
First Republic Bank, 5.13%, Series H, Pfd.	7,900	197,895
First Republic Bank, 5.50%, Series I, Pfd.	11,900	308,805
First Republic Bank, 5.50%, Series D, Pfd.	7,500	191,250
First Republic Bank, 5.70%, Series F, Pfd.	3,700	96,311
FNB Corp., 7.25%, Pfd.	5,600	161,952
Hancock Whitney Corp., 5.95%, Pfd.	5,300	140,185
Huntington Bancshares, Inc., 6.25%, Series D, Pfd.	19,900	524,564
Huntington Bancshares, Inc., 5.88%, Series C, Pfd.	8,200	221,728
IBERIABANK Corp., 6.10%, Series D, Pfd.	4,000	107,400
KeyCorp, 6.13%, Series E, Pfd.	19,900	579,090
KeyCorp, 5.65%, Series F, Pfd.	18,300	473,787
KeyCorp, 5.63%, Series G, Pfd.	18,100	473,677
MB Financial, Inc., 6.00%, Series C, Pfd.	8,200	216,234
People’s United Financial, Inc., 5.63%, Series A, Pfd.	9,500	255,740
PNC Financial Services Group, Inc. (The), 6.13%, Series P, Pfd.	71,400	1,922,088
PNC Financial Services Group, Inc. (The), 5.38%, Series Q, Pfd.	5,500	140,360
Regions Financial Corp., 6.38%, Series A, Pfd.	14,300	365,937
Regions Financial Corp., 6.38%, Series B, Pfd.	24,700	699,010
Regions Financial Corp., 5.70%, Series C, Pfd.	20,100	541,494
Synovus Financial Corp., 6.30%, Series D, Pfd.	8,600	228,932
Synovus Financial Corp., 5.88%, Series E, Pfd.	14,300	369,512
TCF Financial Corp., 5.70%, Series C, Pfd.	6,900	180,780
Texas Capital Bancshares, Inc., 6.50%, Series A, Pfd.	10,100	265,024
Valley National Bancorp, 5.50%, Series B, Pfd.	3,900	101,517
Valley National Bancorp, 6.25%, Series A, Pfd.	4,700	132,399
Webster Financial Corp., 5.25%, Series F, Pfd.	5,300	133,560
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Regional Banks–(continued)
Wintrust Financial Corp., 6.50%, Series D, Pfd.	5,400	$154,548
Zions Bancorp. N.A., 6.30%, Series G, Pfd.	5,300	145,432
		14,529,965
Reinsurance–0.32%
Enstar Group Ltd., 7.00%, Series D, Pfd.	16,200	429,138
Enstar Group Ltd., 7.00%, Series E, Pfd.	4,100	108,814
Reinsurance Group of America, Inc., 5.75%, Pfd.	19,900	557,200
Reinsurance Group of America, Inc., 6.20%, Pfd.	11,600	318,072
RenaissanceRe Holdings Ltd., 5.75%, Series F, Pfd.	11,800	306,564
RenaissanceRe Holdings Ltd., 5.38%, Series E, Pfd.	17,100	433,314
		2,153,102
Residential REITs–0.14%
American Homes 4 Rent, 5.88%, Series F, Pfd.	6,300	170,226
American Homes 4 Rent, 5.88%, Series G, Pfd.	4,500	121,725
American Homes 4 Rent, 6.50%, Series D, Pfd.	10,600	292,030
American Homes 4 Rent, 6.35%, Series E, Pfd.	9,100	249,886
American Homes 4 Rent, 6.25%, Series H, Pfd.	4,000	109,560
		943,427
Retail REITs–0.43%
CBL & Associates Properties, Inc., 7.38%, Series D, Pfd.	22,100	167,960
Federal Realty Investment Trust, 5.00%, Series C, Pfd.	6,600	167,310
Kimco Realty Corp., 5.13%, Series L, Pfd.	13,800	344,862
Kimco Realty Corp., 5.25%, Class M, Pfd.	13,800	345,414
Kimco Realty Corp., 6.00%, Series I, Pfd.	3,762	95,931
Kimco Realty Corp., 5.50%, Series J, Pfd.	9,900	253,737
National Retail Properties, Inc., 5.20%, Series F, Pfd.	17,100	430,920
National Retail Properties, Inc., 5.70%, Series E, Pfd.	11,000	278,410
SITE Centers Corp., 6.50%, Series J, Pfd.	8,800	222,640
SITE Centers Corp., 6.38%, Series A, Pfd.	11,600	304,732
Spirit Realty Capital, Inc., 6.00%, Series A, Pfd.	7,800	200,382
Washington Prime Group, Inc., 7.50%, Series H, Pfd.	4,400	90,552
		2,902,850
Specialized REITs–0.79%
Digital Realty Trust, Inc., 5.25%, Series J, Pfd.	13,100	338,242
Digital Realty Trust, Inc., 6.63%, Series C, Pfd.	10,900	290,158
Shares		Value
Specialized REITs–(continued)
Digital Realty Trust, Inc., 5.88%, Series G, Pfd.	10,600	$269,770
Digital Realty Trust, Inc., 5.85%, Series K, Pfd.	8,000	211,280
EPR Properties, 5.75%, Series G, Pfd.	6,300	159,264
Public Storage, 5.40%, Series B, Pfd.	24,900	658,356
Public Storage, 5.13%, Series C, Pfd.	22,600	588,504
Public Storage, 4.95%, Series D, Pfd.	29,500	746,940
Public Storage, 4.90%, Series E, Pfd.	33,400	842,348
Public Storage, 5.15%, Series F, Pfd.	9,700	251,230
Public Storage, 5.05%, Series G, Pfd.	11,600	297,888
Public Storage, 5.88%, Series A, Pfd.	8,400	222,432
Public Storage, 5.20%, Series W, Pfd.	7,700	193,655
Public Storage, 5.60%, Series H, Pfd.	10,900	297,025
		5,367,092
Specialty Stores–0.04%
QVC, Inc., 6.38%, Pfd.	10,000	251,500
Thrifts & Mortgage Finance–0.09%
New York Community Bancorp, Inc., 6.38%, Series A, Pfd.	20,500	572,975
Trading Companies & Distributors–0.09%
Air Lease Corp., 6.15%, Series A, Pfd.	9,600	258,336
GATX Corp., 5.63%, Pfd.	6,800	185,164
Triton International Ltd., 8.00%, Pfd.	5,800	152,656
		596,156
Wireless Telecommunication Services–0.28%
Telephone & Data Systems, Inc., 7.00%, Pfd.	20,900	533,577
Telephone & Data Systems, Inc., 5.88%, Pfd.	10,600	272,314
Telephone & Data Systems, Inc., 6.88%, Pfd.	6,500	165,100
United States Cellular Corp., 7.25%, Pfd.	17,200	461,820
United States Cellular Corp., 6.95%, Pfd.	5,300	135,044
United States Cellular Corp., 7.25%, Pfd.	13,200	354,024
		1,921,879
Total Preferred Stocks (Cost $133,922,346)		137,859,385
Common Stocks & Other Equity Interests–8.68%
Industrial REITs–0.49%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	120,697	3,313,133
Mortgage REITs–8.19%
AG Mortgage Investment Trust, Inc.	63,020	1,031,007
AGNC Investment Corp.	175,389	3,006,167
Annaly Capital Management, Inc.	454,473	4,340,217
Anworth Mortgage Asset Corp.	126,472	486,917
Apollo Commercial Real Estate Finance, Inc.	157,561	2,965,298
Arbor Realty Trust, Inc.	231,054	2,816,548
Ares Commercial Real Estate Corp.	38,291	580,874
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Mortgage REITs–(continued)
Blackstone Mortgage Trust, Inc., Class A	95,425	$3,389,496
Capstead Mortgage Corp.	147,270	1,241,486
Cherry Hill Mortgage Investment Corp.	30,158	467,147
Chimera Investment Corp.	187,477	3,614,557
Dynex Capital, Inc.	30,641	499,448
Ellington Residential Mortgage REIT	51,361	583,461
Granite Point Mortgage Trust, Inc.	59,097	1,128,753
KKR Real Estate Finance Trust, Inc.	54,647	1,094,579
Ladder Capital Corp.	180,743	3,041,905
MFA Financial, Inc.	410,051	2,944,166
New Residential Investment Corp.	229,798	3,605,531
New York Mortgage Trust, Inc.	176,537	1,078,641
Orchid Island Capital, Inc.	166,982	1,033,619
PennyMac Mortgage Investment Trust	135,371	2,982,223
Ready Capital Corp.	37,161	571,165
Redwood Trust, Inc.	168,755	2,855,335
Starwood Property Trust, Inc.	155,004	3,600,743
TPG RE Finance Trust, Inc.	150,588	2,974,113
Two Harbors Investment Corp.	233,668	3,145,171
Western Asset Mortgage Capital Corp.	54,379	552,491
		55,631,058
Total Common Stocks & Other Equity Interests (Cost $56,937,363)		58,944,191
Principal Amount
U.S. Treasury Securities–6.65%
U.S. Treasury Bills–0.02%
2.03%, 12/19/2019(e)	$150,000	148,819
U.S. Treasury Bonds–6.63%
4.25%, 11/15/2040(e)	34,300,000	44,981,234
Total U.S. Treasury Securities (Cost $45,097,897)		45,130,053
Shares
Exchange-Traded Funds–3.43%
Vanguard Real Estate ETF	189,000	16,800,210
Alerian MLP ETF	660,000	6,487,800
Total Exchange-Traded Funds (Cost $22,775,643)		23,288,010
	Principal Amount		Value
Exchange-Traded Notes–2.77%
ETRACS Alerian MLP Index ETN (linked to the Alerian MLP Index – 0.20%) , 10.40%, 08/27/2019 (Cost $ 19,000,000)(b)(f)		$19,000,000	$18,829,171
Non-U.S. Dollar Denominated Bonds & Notes–0.13%(g)
Brewers–0.03%
Sunshine Mid B.V. (Netherlands), 6.50%, 05/15/2026(b)	EUR	200,000	232,204
Diversified Banks–0.04%
Erste Group Bank AG (Austria), REGS, 6.50%(b)(c)	EUR	200,000	255,200
Food Retail–0.04%
Iceland Bondco PLC (United Kingdom), 4.63%, 03/15/2025(b)	GBP	250,000	266,782
Textiles–0.02%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 5.38%, 05/01/2023(b)	EUR	100,000	107,223
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $948,307)			861,409
	Shares
Money Market Funds–7.55%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(h)		17,944,281	17,944,282
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(h)		12,814,209	12,819,334
Invesco Treasury Portfolio, Institutional Class, 2.15%(h)		20,507,750	20,507,750
Total Money Market Funds (Cost $51,269,943)			51,271,366
Options Purchased–0.00%
(Cost $40,982)			26,160
TOTAL INVESTMENTS IN SECURITIES–100.95% (Cost $672,187,084)			685,408,032
OTHER ASSETS LESS LIABILITIES–(0.95)%			(6,458,858)
NET ASSETS–100.00%			$678,949,174
Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
ETN	– Exchange Traded Notes
EUR	– Euro
GBP	– British Pound Sterling
MLP	– Master Limited Partnership
Pfd.	– Preferred
PIK	– Pay-in-Kind
REGS	– Regulation S
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $203,290,107, which represented 29.94% of the Fund’s Net Assets.
(c)	Perpetual bond with no specified maturity date.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2019.
(g)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(h)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.

Open Over-The-Counter Credit Default Swaptions Purchased
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(a)	Notional Value	Value
Credit Risk
Citibank, N.A.	Put	100.00%	Markit CDX North American High Yield Index, Series 32	5.00%	Quarterly	10/16/2019	3.2208%	$16,900,000	$26,160

(a)	Implied credit spreads represent the current level, as of July 31, 2019, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Credit Default Swaptions Written
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(a)	Premiums Received	Notional Value	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Citibank, N.A.	Call	108.50%	Markit CDX North American High Yield Index, Series 32	5.00%	Quarterly	10/16/2019	3.2208%	$(25,350)	$(16,900,000)	$(11,064)	$14,286

(a)	Implied credit spreads represent the current level, as of July 31, 2019, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini Russell 2000 Index	210	September-2019	$16,555,350	$(130,636)	$(130,636)
E-Mini S&P 500 Index	182	September-2019	27,138,930	532,071	532,071
EURO STOXX 50 Index	707	September-2019	27,095,319	713,186	713,186
FTSE 100 Index	346	September-2019	31,707,161	911,371	911,371
Hang Seng Index	110	August-2019	19,501,862	(410,472)	(410,472)
Tokyo Stock Price Index	161	September-2019	23,175,476	279,213	279,213
Total Futures Contracts				$1,894,733	$1,894,733

(a)	Futures contracts collateralized by $8,600,000 cash held with Goldman Sachs & Co. LLC, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
08/30/2019	Canadian Imperial Bank of Commerce	GBP	164,512	USD	211,082	$10,747
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
08/30/2019	Goldman Sachs International	EUR	1,115,981	USD	1,255,233	$17,088
Total Forward Foreign Currency Contracts						$27,835

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$5,524,079	$343,674,208	$—	$349,198,287
Preferred Stocks	137,859,385	—	—	137,859,385
Common Stocks & Other Equity Interests	58,944,191	—	—	58,944,191
U.S. Treasury Securities	—	45,130,053	—	45,130,053
Exchange-Traded Funds	23,288,010	—	—	23,288,010
Exchange-Traded Notes	—	18,829,171	—	18,829,171
Non-U.S. Dollar Denominated Bonds & Notes	—	861,409	—	861,409
Money Market Funds	51,271,366	—	—	51,271,366
Options Purchased	26,160	—	—	26,160
Total Investments in Securities	276,913,191	408,494,841	—	685,408,032
Other Investments - Assets*
Futures Contracts	2,435,841	—	—	2,435,841
Forward Foreign Currency Contracts	—	27,835	—	27,835
	2,435,841	27,835	—	2,463,676
Other Investments - Liabilities*
Futures Contracts	(541,108)	—	—	(541,108)
Options Written	—	(11,064)	—	(11,064)
	(541,108)	(11,064)	—	(552,172)
Total Other Investments	1,894,733	16,771	—	1,911,504
Total Investments	$278,807,924	$408,511,612	$—	$687,319,536

*	Unrealized appreciation (depreciation).
Invesco Multi-Asset Income Fund